Debt (Details)		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Derivatives_and_swaps	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		$ 0	$ 229,300,000
Long-term debt, less current portion		7,828,000,000	7,852,000,000
Long-term debt		7,828,000,000	8,081,300,000
Proceeds from Issuance of Long-term Debt		0	1,482,400,000	$ 0
Interest paid		338,000,000	379,000,000	364,000,000
Federal Home Loan Bank Maximum Borrowing Capacity		824,000,000
Interest Rate Cash Flow Hedges [Abstract]
Loss on early extinguishment of long-term debt, net of tax		0	(117,800,000)	0
Gains (Losses) on Extinguishment of Debt		0	(181,200,000)	$ 0
Federal Home Loan Bank Advances		$ 0	0
Cash Flow Hedge Ineffectiveness is Immaterial		0
Senior Notes, 6.125%, Due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	[1]	$ 0	$ 229,300,000
Debt Instrument, Interest Rate, Stated Percentage		6.125%	6.125%
Senior Notes, 6.0%, Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Early Repayment of Senior Debt			$ 750,000,000
Interest Rate Cash Flow Hedges [Abstract]
Loss on early extinguishment of long-term debt, net of tax			(59,700,000)
Gains (Losses) on Extinguishment of Debt			(91,900,000)
Senior Notes, 5.95%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 402,400,000	$ 418,300,000
Debt Instrument, Interest Rate, Stated Percentage		5.95%	5.95%
Senior Notes, 1.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 249,600,000	$ 249,200,000
Debt Instrument, Interest Rate, Stated Percentage		1.75%	1.75%
Senior Notes, 1.5%, Due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 499,100,000	$ 498,600,000
Debt Instrument, Interest Rate, Stated Percentage		1.50%	1.50%
Senior Notes, 6.5%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.50%
Early Repayment of Senior Debt			$ 495,600,000
Interest Rate Cash Flow Hedges [Abstract]
Loss on early extinguishment of long-term debt, net of tax			(58,100,000)
Gains (Losses) on Extinguishment of Debt			(89,300,000)
Senior Notes, 2.2%, Due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 374,800,000	$ 374,700,000
Debt Instrument, Interest Rate, Stated Percentage			2.20%
Proceeds from Issuance of Long-term Debt			$ 375,000,000
Senior Notes, 3.95%, Due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 746,000,000	$ 745,200,000
Debt Instrument, Interest Rate, Stated Percentage		3.95%	3.95%
Senior Notes, 5.45%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 674,900,000	$ 688,600,000
Debt Instrument, Interest Rate, Stated Percentage		5.45%	5.45%
Senior Notes, 4.125%, Due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 496,200,000	$ 495,500,000
Debt Instrument, Interest Rate, Stated Percentage		4.125%	4.125%
Senior Notes, 2.75%, Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 988,400,000	$ 986,800,000
Debt Instrument, Interest Rate, Stated Percentage		2.75%	2.75%
Senior notes, 3.5%, due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 747,200,000	$ 746,900,000
Debt Instrument, Interest Rate, Stated Percentage		3.50%	3.50%
Proceeds from Issuance of Long-term Debt			$ 750,000,000
Senior Notes, 6.625%, Due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 769,900,000	$ 769,800,000
Debt Instrument, Interest Rate, Stated Percentage		6.625%	6.625%
Senior Notes, 6.75%, Due 2037 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 530,800,000	$ 530,700,000
Debt Instrument, Interest Rate, Stated Percentage		6.75%	6.75%
Senior Notes, 4.5% due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 481,400,000	$ 480,800,000
Debt Instrument, Interest Rate, Stated Percentage		4.50%	4.50%
Senior Notes, 4.125%, Due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 493,100,000	$ 492,800,000
Debt Instrument, Interest Rate, Stated Percentage		4.125%	4.125%
Senior Notes, 4.75%, Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt		$ 374,200,000	$ 374,100,000
Debt Instrument, Interest Rate, Stated Percentage			4.75%
Proceeds from Issuance of Long-term Debt			$ 375,000,000
Debt refinance [Domain]
Interest Rate Cash Flow Hedges [Abstract]
Number of Interest Rate Derivatives Held | Derivatives_and_swaps			2
April 2014 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative, Cost of Hedge Net of Cash Received			$ 15,200,000
Gain on Cash Flow Hedge Ineffectiveness			3,000,000
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			12,000,000
Derivative, Notional Amount			250,000,000
2012 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative, Cost of Hedge Net of Cash Received			(34,200,000)
Gain on Cash Flow Hedge Ineffectiveness			(12,000,000)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net			(22,000,000)
Derivative, Notional Amount			$ 375,000,000
2015 and 2016 Cash Flow Hedges [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount		3,500,000,000
March 2014 Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net		73,000,000
Derivative, Notional Amount		500,000,000
Interest Rate Cash Flow Hedges [Abstract]
Interest Rate Cash Flow Hedge Asset at Fair Value		$ 4,000,000

[1]	The 6.125% senior notes were repaid in January 2015. These notes were classified as current in the consolidated balance sheet at December 31, 2014.